Stock Based Compensation - Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Number of units outstanding
Nonvested RSUs at the beginning of the period (in shares)	71,000
Granted (in shares)	833,762	71,000
Vested (in shares)	(13,754)
Nonvested RSUs at the end of the period (in shares)	891,008	71,000
Weighted-average grant date fair value (per share)
Nonvested RSUs at the beginning of the period (in dollars per share)	$ 9.39
Granted (in dollars per share)	10.75	$ 9.39
Vested (in dollars per share)	10.09
Nonvested RSUs at the end of the period (in dollars per share)	$ 10.65	$ 9.39
Aggregate intrinsic value
Aggregate intrinsic value	$ 32,522	$ 716